Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	000-23125
Entity Registrant Name	OSI SYSTEMS, INC.
Entity Central Index Key	0001039065
Entity Tax Identification Number	33-0238801
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12525 CHADRON AVENUE
Entity Address, City or Town	HAWTHORNE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90250
City Area Code	310
Local Phone Number	978-0516
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OSIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false